                       SUPPLEMENT DATED OCTOBER 12, 1999
                        TO PROSPECTUS DATED MAY 1, 1999

                                       OF

                           EMERGING MARKETS PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            LATIN AMERICAN PORTFOLIO

                                 PORTFOLIOS OF

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                            ------------------------

Effective October 1, 1999, the management fee payable by the Emerging Markets Debt Portfolio is reduced from 1.00% to 0.75%. In addition, the Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Debt Portfolio. Thomas L. Bennett no longer shares primary responsibility for managing the assets of the Emerging Markets Debt Portfolio. Accordingly, the Prospectus is hereby amended and supplemented as follows:

The table under "Fees and Expenses of the Portfolios" on page 6 is deleted and replaced with the following:

1998 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)*

                                                        EMERGING MARKETS
                                     EMERGING MARKETS         DEBT         LATIN AMERICAN
                                        PORTFOLIO         PORTFOLIO(+)       PORTFOLIO
MANAGEMENT FEES
-----------------------------------------------------------------------------------------
 CLASS A                                  1.25%              0.75%             1.10%
-----------------------------------------------------------------------------------------
 CLASS B                                  1.25%              0.75%             1.10%
12B-1 FEE
-----------------------------------------------------------------------------------------
 CLASS A                                   NONE               NONE              NONE
-----------------------------------------------------------------------------------------
 CLASS B                                  0.25%              0.25%             0.25%
OTHER EXPENSES
-----------------------------------------------------------------------------------------
 CLASS A                                  0.56%              1.38%             0.71%
-----------------------------------------------------------------------------------------
 CLASS B                                  0.56%              1.38%             0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------
 CLASS A                                  1.81%              2.13%             1.81%
-----------------------------------------------------------------------------------------
 CLASS B                                  2.06%              2.38%             2.06%

(+)TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE EMERGING MARKETS DEBT PORTFOLIO
   HAVE BEEN RESTATED TO REFLECT A REDUCTION IN MANAGEMENT FEES FROM 1.00% TO 0.75%.

*THE MANAGEMENT FEES FOR THE PORTFOLIOS SHOWN IN THE TABLE ABOVE ARE THE HIGHEST
 THAT COULD BE CHARGED. THIS TABLE DOES NOT SHOW THE EFFECTS OF MSDW INVESTMENT MANAGEMENT'S VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. MSDW INVESTMENT MANAGEMENT HAS VOLUNTARILY AGREED TO WAIVE A PORTION OF ITS FEES AND/OR REIMBURSE EXPENSES IF ANNUAL OPERATING EXPENSES, EXCLUDING CERTAIN INVESTMENT RELATED EXPENSES DESCRIBED BELOW, EXCEED 1.75% FOR THE CLASS A SHARES AND 2.00% FOR THE CLASS B SHARES OF THE EMERGING MARKETS AND EMERGING MARKETS DEBT PORTFOLIOS AND 1.70% FOR THE CLASS A SHARES AND 1.95% FOR THE CLASS B SHARES OF THE LATIN AMERICAN PORTFOLIO.
 IN DETERMINING THE ACTUAL AMOUNT OF VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT FOR THE PORTFOLIOS, IF ANY, CERTAIN INVESTMENT RELATED EXPENSES, SUCH AS FOREIGN COUNTRY TAX EXPENSE AND INTEREST EXPENSE ON BORROWINGS ARE EXCLUDED FROM ANNUAL OPERATING EXPENSES. IF THESE EXPENSES WERE INCURRED, THE PORTFOLIOS' TOTAL OPERATING EXPENSES AFTER VOLUNTARY FEE WAIVERS AND/OR REIMBURSEMENTS WOULD EXCEED THE EXPENSE RATIOS SHOWN ABOVE.
 FOR THE YEAR ENDED DECEMBER 31, 1998, THE TOTAL OPERATING EXPENSES FOR THE PORTFOLIOS, EXCLUDING CERTAIN INVESTMENT RELATED EXPENSES, DID NOT EXCEED THE AMOUNTS SHOWN IN THE ABOVE PARAGRAPH, AND, ACCORDINGLY, THERE WERE NO FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS FOR 1998.
 FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS ARE VOLUNTARY AND MSDW INVESTMENT MANAGEMENT RESERVES THE RIGHT TO TERMINATE ANY WAIVER AND/ OR REIMBURSEMENT AT ANY TIME AND WITHOUT NOTICE.

                         ------------------------------

The table under "EXAMPLE" on page 7 is deleted and replaced with the following:

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
EMERGING MARKETS PORTFOLIO
----------------------------------------------------------------------
 CLASS A                         $184      $569      $980     $2,127
----------------------------------------------------------------------
 CLASS B                         $209      $646     $1,108    $2,390

EMERGING MARKETS DEBT PORTFOLIO(+)
----------------------------------------------------------------------
 CLASS A                         $216      $667     $1,144    $2,462
----------------------------------------------------------------------
 CLASS B                         $241      $742     $1,270    $2,716

LATIN AMERICAN PORTFOLIO
----------------------------------------------------------------------
 CLASS A                         $184      $569      $980     $2,127
----------------------------------------------------------------------
 CLASS B                         $204      $630     $1,083    $2,338

(+)THE COST OF INVESTING IN THE EMERGING MARKETS DEBT PORTFOLIO HAS BEEN
   RESTATED TO REFLECT A REDUCTION IN MANAGEMENT FEES FROM 1.00% TO 0.75%.

The table under "Management Fees" on page 7 is deleted and replaced with the following:

                               EMERGING            EMERGING              LATIN
                                MARKETS          MARKETS DEBT          AMERICAN
                               PORTFOLIO           PORTFOLIO           PORTFOLIO
                           --------------------------------------------------------
                           CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                           ---------------------------------------------------------
 MANAGEMENT FEE PAID IN
 FISCAL YEAR ENDED
 DECEMBER 31, 1998          1.25%     1.25%    1.00%(+)  1.00%(+)   1.10%     1.10%
 (NET OF WAIVERS AND AS A
 PERCENTAGE OF AVERAGE
 NET ASSETS)

(+)THE MANAGEMENT FEES PAYABLE BY THE EMERGING MARKETS DEBT PORTFOLIO HAVE BEEN
   REDUCED FROM 1.00% TO 0.75% EFFECTIVE OCTOBER 1, 1999.

                         ------------------------------

The paragraph "EMERGING MARKETS DEBT PORTFOLIO" on page 8 is hereby deleted and replaced with the following:

EMERGING MARKETS DEBT PORTFOLIO
STEPHEN F. ESSER AND ABIGAIL L. MCKENNA
Stephen F. Esser, a Managing Director of Morgan Stanley, joined MSDW Investment Management in 1996 and has been a Portfolio Manager with MSDW Investment Management's affiliated institutional investment management company, Miller Anderson & Sherrerd, LLP since 1988. Mr. Esser is a member of the New York Society of Security Analysts and holds a B.S. degree (SUMMA CUM LAUDE AND PHI BETA KAPPA) from the University of Delaware. Abigail L. McKenna is a Principal of MSDW Investment Management and Morgan Stanley. Ms. McKenna focuses primarily on the trading and management of the emerging markets debt portfolios. Prior to joining MSDW Investment Management, she was a Senior Portfolio Manager at MIMCO from 1995 to 1996 and a Limited Partner at Weiss Peck & Greer from 1991 to 1995, where she was responsible for the trading and management of Corporate Bond Portfolios. Ms. McKenna holds a B.A. in International Relations from Georgetown University and is a Chartered Financial Analyst. Mr. Esser and Ms. McKenna have shared primary responsibility for managing the Portfolio's assets since October 1998.
                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

-------------------------------------------------------------------------------
PROSPECTUS                  MAY 1, 1999 AS SUPPLEMENTED THROUGH OCTOBER 12, 1999
-------------------------------------------------------------------------------

PORTFOLIOS OF [LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.

EQUITY GROWTH PORTFOLIO
THE EQUITY GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF MEDIUM AND LARGE CAPITALIZATION COMPANIES.

FOCUS EQUITY PORTFOLIO
THE FOCUS EQUITY PORTFOLIO SEEKS CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES.

SMALL COMPANY GROWTH PORTFOLIO
THE SMALL COMPANY GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF SMALL COMPANIES.

VALUE EQUITY PORTFOLIO
THE VALUE EQUITY PORTFOLIO SEEKS HIGH TOTAL RETURN BY INVESTING PRIMARILY IN EQUITY SECURITIES WHICH THE INVESTMENT ADVISER BELIEVES TO BE UNDERVALUED RELATIVE TO THE STOCK MARKET IN GENERAL AT THE TIME OF PURCHASE.

TECHNOLOGY PORTFOLIO
THE TECHNOLOGY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES THAT THE INVESTMENT ADVISER EXPECTS TO BENEFIT FROM THEIR INVOLVEMENT IN TECHNOLOGY AND TECHNOLOGY-RELATED INDUSTRIES.

INVESTMENT ADVISER
MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
DISTRIBUTOR
MORGAN STANLEY & CO. INCORPORATED

MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC. (THE "FUND") IS A NO-LOAD MUTUAL FUND THAT IS DESIGNED TO MEET THE INVESTMENT NEEDS OF DISCERNING INVESTORS WHO PLACE A PREMIUM ON QUALITY AND PERSONAL SERVICE. THE FUND MAKES AVAILABLE TO INSTITUTIONAL INVESTORS A SERIES OF PORTFOLIOS WHICH BENEFIT FROM THE INVESTMENT EXPERTISE AND COMMITMENT TO EXCELLENCE ASSOCIATED WITH MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("MSDW INVESTMENT MANAGEMENT") AND ITS AFFILIATES. THIS PROSPECTUS OFFERS CLASS A AND CLASS B SHARES OF THE PORTFOLIOS LISTED ABOVE (EACH A "PORTFOLIO" AND COLLECTIVELY THE "PORTFOLIOS").

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------
TABLE OF CONTENTS
-------------------------------------------------------------------------------

INVESTMENT SUMMARY
     EQUITY GROWTH PORTFOLIO                                    1
     FOCUS EQUITY PORTFOLIO                                     2
     SMALL COMPANY GROWTH PORTFOLIO                             3
     VALUE EQUITY PORTFOLIO                                     4
     TECHNOLOGY PORTFOLIO                                       5
     ADDITIONAL RISK FACTORS AND INFORMATION                    6
FEES AND EXPENSES OF THE PORTFOLIOS                             8
INVESTMENT ADVISER                                              9
MANAGEMENT FEES                                                 9
PORTFOLIO MANAGERS                                             10
DISTRIBUTION OF PORTFOLIO SHARES                               11
SHAREHOLDER INFORMATION                                        11
FINANCIAL HIGHLIGHTS                                           14
     EQUITY GROWTH PORTFOLIO                                   15
     FOCUS EQUITY PORTFOLIO                                    16
     SMALL COMPANY GROWTH PORTFOLIO                            17
     VALUE EQUITY PORTFOLIO                                    18
     TECHNOLOGY PORTFOLIO                                      19
ACCOUNT REGISTRATION FORM

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
EQUITY GROWTH PORTFOLIO
-------------------------------------------------------------------------------

THE EQUITY GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF MEDIUM AND LARGE CAPITALIZATION COMPANIES.
----------------------------------------------------------------------------
APPROACH
MSDW Investment Management seeks to maximize long-term capital appreciation by investing primarily in the equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. The universe of eligible companies generally includes those with market capitalizations of $1 billion or more. MSDW Investment Management emphasizes individual security selection and may focus the Portfolio's holdings within the limits permissible for a diversified fund.

PROCESS
MSDW Investment Management follows a flexible investment program in looking for companies with above average capital appreciation potential. MSDW Investment Management focuses on companies with consistent or rising earnings growth records and compelling business strategies. MSDW Investment Management continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, MSDW Investment Management closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Portfolio considers selling securities of issuers that no longer meet MSDW Investment Management's criteria.

RISK
Investing in the Equity Growth Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, mid- to large-capitalization growth-oriented equity securities, may underperform relative to other sectors.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON APRIL 2, 1991
1992                                                 7.13%
1993                                                 4.33%
1994                                                 3.26%
1995                                                45.02%
1996                                                30.97%
1997                                                31.32%
1998                                                19.04%
HIGH (QUARTER)
10/98 - 12/98
22.67%
LOW (QUARTER)
7/98 - 9/98
-16.09%

 AVERAGE ANNUAL TOTAL RETURN (FOR THE YEAR ENDED DECEMBER 31, 1998)

                           CLASS A          CLASS B
                          (COMMENCED       (COMMENCED
                        OPERATIONS ON    OPERATIONS ON           S&P 500 INDEX*
                        APRIL 2, 1991)  JANUARY 2, 1996)     CLASS A        CLASS B
--------------------------------------------------------------------------------------
 PAST ONE YEAR              19.04%           18.71%           28.57%         28.57%
--------------------------------------------------------------------------------------
 PAST FIVE YEARS            25.12%            N/A             24.06%          N/A
--------------------------------------------------------------------------------------
 SINCE INCEPTION            19.09%           26.47%           19.13%         27.95%

THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.
*THE S&P 500 IS A STOCK INDEX COMPRISED OF 500 LARGE-CAP U.S. COMPANIES WITH
 MARKET CAPITALIZATION OF $1 BILLION OR MORE. THESE 500 COMPANIES ARE A REPRESENTATIVE SAMPLE OF SOME 100 INDUSTRIES, CHOSEN MAINLY FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
FOCUS EQUITY PORTFOLIO
-------------------------------------------------------------------------------

THE FOCUS EQUITY PORTFOLIO SEEKS CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES.
----------------------------------------------------------------------------
APPROACH
MSDW Investment Management seeks to maximize capital appreciation by investing in equity securities of U.S., and to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. The universe of eligible companies mainly includes those with market capitalizations of $1 billion or more but may also include smaller companies. MSDW Investment Management emphasizes individual security selection. The Portfolio generally concentrates its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer.

PROCESS
MSDW Investment Management follows a flexible investment program in looking for companies with above average capital appreciation potential. Fundamental equity research drives the process. MSDW Investment Management focuses on companies with consistent or rising earnings growth records and compelling business strategies. MSDW Investment Management continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, MSDW Investment Management closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Portfolio considers selling securities of issuers that no longer meet MSDW Investment Management's criteria. MSDW Investment Management's focus on individual security selection may lead to an emphasis on particular industry sectors.

RISK
Investing in the Focus Equity Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a non-diversified portfolio of equity securities in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, mid- to large-capitalization growth-oriented equity securities, may underperform relative to other sectors.

THE RISKS OF INVESTING IN THE PORTFOLIO MAY BE INTENSIFIED BECAUSE THE PORTFOLIO IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF A LIMITED NUMBER OF ISSUERS. AS A RESULT, THE PERFORMANCE OF A PARTICULAR INVESTMENT OR A SMALL GROUP OF INVESTMENTS MAY AFFECT THE PORTFOLIO'S PERFORMANCE MORE THAN IF THE PORTFOLIO WERE DIVERSIFIED. IN ADDITION, THE PORTFOLIO MAY SELL SHORT. IN A SHORT SALE TRANSACTION, THE PORTFOLIO SELLS A BORROWED SECURITY IN ANTICIPATION OF A DECLINE IN THE MARKET VALUE OF THAT SECURITY, HOPING TO PROFIT FROM THE DIFFERENCE BETWEEN THE AMOUNT RECEIVED FROM THE SALE AND THE COST OF REPLACING THE BORROWED SECURITY. IF MSDW INVESTMENT MANAGEMENT INCORRECTLY PREDICTS THAT THE PRICE OF THE BORROWED SECURITY WILL DECLINE, THE PORTFOLIO MAY LOSE MONEY BECAUSE THE AMOUNT NECESSARY TO REPLACE THE BORROWED SECURITY WILL BE GREATER THAN THE AMOUNT RECEIVED FROM THE SALE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON MARCH 8, 1995
1996                                                  40.90%
1997                                                  33.31%
1998                                                  15.35%
HIGH (QUARTER)
10/98 - 12/98
26.17%
LOW (QUARTER)
7/98 - 9/98
-19.22%

 AVERAGE ANNUAL TOTAL RETURN (FOR THE YEAR ENDED DECEMBER 31, 1998)

                                   CLASS A           CLASS B
                                  (COMMENCED        (COMMENCED
                                OPERATIONS ON     OPERATIONS ON           S&P 500 INDEX*
                                MARCH 8, 1995)   JANUARY 2, 1996)     CLASS A        CLASS B
-----------------------------------------------------------------------------------------------
 PAST ONE YEAR                      15.35%            15.15%           28.57%         28.57%
-----------------------------------------------------------------------------------------------
 SINCE INCEPTION                    34.03%            28.86%           30.29%         27.95%

THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.
*THE S&P 500 IS A STOCK INDEX COMPRISED OF 500 LARGE-CAP U.S. COMPANIES WITH
 MARKET CAPITALIZATION OF $1 BILLION OR MORE. THESE 500 COMPANIES ARE A REPRESENTATIVE SAMPLE OF SOME 100 INDUSTRIES, CHOSEN MAINLY FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO
-------------------------------------------------------------------------------

THE SMALL COMPANY GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF SMALL COMPANIES.
----------------------------------------------------------------------------

APPROACH
MSDW Investment Management seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small U.S. and, to a limited extent, foreign companies. The Portfolio generally will invest in companies with market capitalizations of less than $2 billion.

PROCESS
MSDW Investment Management invests in companies that it believes are underfollowed by market analysts and that exhibit some or all of the following characteristics: (i) superior growth prospects, (ii) accelerating returns on invested capital, (iii) sustainable competitive advantages, and (iv) experienced and incentivized management teams. The process for investing is research intensive and MSDW Investment Management focuses primarily on bottom-up fundamental analysis, rather than employing a top-down approach. The majority of the research is generated internally by portfolio managers and their analysts. MSDW Investment Management closely tracks companies' earnings quality through detailed financial modeling to ensure that reported results accurately reflect the underlying economics and trends in the business. In addition, MSDW Investment Management utilizes an extensive network of industry contacts and access to management teams to monitor changes in the competitive position of the companies in the Portfolio.

RISK
Investing in the Small Company Growth Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of growth-oriented small companies in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

THE RISK OF INVESTING IN EQUITY SECURITIES IS INTENSIFIED IN THE CASE OF THE SMALL COMPANIES IN WHICH THE PORTFOLIO WILL INVEST. MARKET PRICES FOR SUCH COMPANIES' EQUITY SECURITIES TEND TO BE MORE VOLATILE THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. SUCH COMPANIES MAY THEMSELVES BE MORE VULNERABLE TO ECONOMIC OR COMPANY SPECIFIC PROBLEMS. BECAUSE OF HIGH VALUATIONS PLACED ON COMPANIES WITH GROWTH PROSPECTS WITHIN CERTAIN SECTORS, SUCH AS TECHNOLOGY, BIOTECHNOLOGY AND INTERNET, THE PORTFOLIO MAY OWN SECURITIES OF COMPANIES THAT HAVE SIGNIFICANT MARKET CAPITALIZATIONS DESPITE A GENERAL LACK OF OPERATING HISTORY AND/OR POSITIVE EARNINGS. IN ADDITION, AT TIMES THE PORTFOLIO'S MARKET SECTOR, GROWTH-ORIENTED EQUITY SECURITIES OF SMALL COMPANIES, MAY UNDERPERFORM RELATIVE TO OTHER SECTORS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON NOVEMBER 1, 1989
1990                                                        3.78%
1991                                                       66.79%
1992                                                      -11.03%
1993                                                        0.00%
1994                                                       -0.62%
1995                                                       33.31%
1996                                                        3.72%
1997                                                       11.36%
1998                                                       27.54%
HIGH (QUARTER)
1/91 - 3/91
27.36%
LOW (QUARTER)
7/90 - 9/90
-22.43%

 AVERAGE ANNUAL TOTAL RETURN (FOR THE YEAR ENDED DECEMBER 31, 1998)

                           CLASS A              CLASS B                                 NASDAQ COMPOSITE INDEX**
                          (COMMENCED           (COMMENCED        RUSSELL 2000 INDEX*
                        OPERATIONS ON        OPERATIONS ON
                      NOVEMBER 1, 1989)     JANUARY 2, 1996)     CLASS A     CLASS B     CLASS A      CLASS B
----------------------------------------------------------------------------------------------------------------
 PAST ONE YEAR              27.54%               26.86%          -2.55%      -2.55%      39.63%        39.63%
----------------------------------------------------------------------------------------------------------------
 PAST FIVE YEARS            14.31%                N/A            11.87%        N/A       23.06%         N/A
----------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION            13.49%               13.46%          12.42%      11.51%      18.70%        27.53%

THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.
 *RUSSELL 2000 INDEX IS AN UNMANAGED INDEX COMPRISED OF 2000 OF THE SMALLEST
  COMPANIES IN THE RUSSELL 3000 INDEX AND REPRESENTS APPROXIMATELY 11% OF THE APPROXIMATELY 98% OF THE INVESTIBLE U.S. EQUITY MARKET.
**THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
VALUE EQUITY PORTFOLIO
-------------------------------------------------------------------------------

THE VALUE EQUITY PORTFOLIO SEEKS HIGH TOTAL RETURN BY INVESTING PRIMARILY IN EQUITY SECURITIES WHICH MSDW INVESTMENT MANAGEMENT BELIEVES TO BE UNDERVALUED RELATIVE TO THE STOCK MARKET IN GENERAL AT THE TIME OF PURCHASE.
----------------------------------------------------------------------------

APPROACH
MSDW Investment Management seeks to construct a diversified portfolio of equity securities of U.S. and, to a limited extent, foreign issuers that will outperform the market over the long term. MSDW Investment Management emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers.

PROCESS
MSDW Investment Management selects securities from a universe comprised of the 500 largest companies in the U.S. market. The selection process focuses on companies with distinctively below average price-to-earnings and price-to-book value ratios and high dividend yields. MSDW Investment Management conducts additional fundamental analysis to ascertain financial soundness. The Portfolio then purchases securities of companies that research indicates sell below their estimated value. The Portfolio will typically sell securities when prices revert to MSDW Investment Management's estimated value.

RISK
Investing in the Value Equity Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities of U.S. issuers in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, undervalued equity securities of large-capitalization companies, may underperform relative to other sectors.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON JANUARY 31, 1990
1991                                                     23.60%
1992                                                     10.17%
1993                                                     15.14%
1994                                                     -1.29%
1995                                                     33.69%
1996                                                     19.73%
1997                                                     29.20%
1998                                                      8.79%
HIGH (QUARTER)
10/98 - 12/98
18.45%
LOW (QUARTER)
7/98 - 9/98
-17.09%

 AVERAGE ANNUAL TOTAL RETURN (FOR THE YEAR ENDED DECEMBER 31, 1998)

                                     CLASS A            CLASS B
                                   (COMMENCED          (COMMENCED
                                  OPERATIONS ON      OPERATIONS ON           S&P 500 INDEX*
                                JANUARY 31, 1990)   JANUARY 2, 1996)     CLASS A        CLASS B
--------------------------------------------------------------------------------------------------
 PAST ONE YEAR                        8.79%              8.59%            28.57%         28.57%
--------------------------------------------------------------------------------------------------
 PAST FIVE YEARS                     17.30%               N/A             24.06%          N/A
--------------------------------------------------------------------------------------------------
 SINCE INCEPTION                     14.19%              18.35%           19.01%         27.95%

THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.
*THE S&P 500 IS A STOCK INDEX COMPRISED OF 500 LARGE-CAP U.S. COMPANIES WITH
 MARKET CAPITALIZATION OF $1 BILLION OR MORE. THESE 500 COMPANIES ARE A REPRESENTATIVE SAMPLE OF SOME 100 INDUSTRIES, CHOSEN MAINLY FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------

THE TECHNOLOGY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES THAT MSDW INVESTMENT MANAGEMENT EXPECTS TO BENEFIT FROM THEIR INVOLVEMENT IN TECHNOLOGY AND TECHNOLOGY-RELATED INDUSTRIES.
----------------------------------------------------------------------------
APPROACH
MSDW Investment Management seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and by investing primarily in companies MSDW Investment Management believes are positioned to benefit materially from these trends.

PROCESS
MSDW Investment Management extensively researches technology trends in order to identify industry sectors and issuers with strong prospects and leading market share. The Portfolio invests in a broad range of technology-related industries, including: computers; software and peripheral products; electronics; communications equipment and services; entertainment; multimedia; and information services. The Portfolio seeks to overweight investment in the best-positioned sectors, while underweighting the sectors exposed to the greatest risk in comparison to potential return. MSDW Investment Management looks to invest in issuers with strong management teams, reasonable valuation relative to growth prospects and whose competitors face sustainable barriers to market entry. The Portfolio may participate in the global technology market by investing up to 35% of its total assets in the equity or fixed income securities of foreign issuers, including those located in emerging markets.

RISK
Investing in the Technology Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities of companies in the technology sector in the hope of earning superior returns and diversifying your investment portfolio. Because the Portfolio invests primarily in technology-related issuers, there is an additional risk that economic events may affect a substantial portion of the Portfolio's investments. Historically, the price of securities in this sector have tended to be volatile. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect a particular issuer (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of technology-related issuers, may underperform relative to other sectors.

THE PORTFOLIO MAY INVEST IN THE EQUITY SECURITIES OF BOTH LARGE AND SMALL COMPANIES. WHILE MSDW INVESTMENT MANAGEMENT BELIEVES THAT SMALLER COMPANIES MAY PROVIDE GREATER GROWTH POTENTIAL THAN LARGER, MORE ESTABLISHED FIRMS, INVESTING IN THE SECURITIES OF SMALLER COMPANIES ALSO INVOLVES GREATER RISK AND PRICE VOLATILITY.

THE RISKS OF INVESTING IN THE PORTFOLIO MAY BE INTENSIFIED BECAUSE THE PORTFOLIO IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF A LIMITED NUMBER OF ISSUERS. AS A RESULT, THE PERFORMANCE OF A PARTICULAR INVESTMENT OR A SMALL GROUP OF INVESTMENTS MAY AFFECT THE PORTFOLIO'S PERFORMANCE MORE THAN IF THE PORTFOLIO WERE DIVERSIFIED. IN ADDITION, THE PORTFOLIO MAY SELL SHORT. IN A SHORT SALE TRANSACTION, THE PORTFOLIO SELLS A BORROWED SECURITY IN ANTICIPATION OF A DECLINE IN THE MARKET VALUE OF THAT SECURITY, HOPING TO PROFIT FROM THE DIFFERENCE BETWEEN THE AMOUNT RECEIVED FROM THE SALE AND THE COST OF REPLACING THE BORROWED SECURITY. IF MSDW INVESTMENT MANAGEMENT INCORRECTLY PREDICTS THAT THE PRICE OF THE BORROWED SECURITY WILL DECLINE, THE PORTFOLIO MAY LOSE MONEY BECAUSE THE AMOUNT NECESSARY TO REPLACE THE BORROWED SECURITY WILL BE GREATER THAN THE AMOUNT RECEIVED FROM THE SALE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON SEPTEMBER 16, 1996
1997                                                        37.27%
1998                                                        53.90%
HIGH (QUARTER)
10/98 - 12/98
44.76%
LOW (QUARTER)
7/98 - 9/98
-12.37%

 AVERAGE ANNUAL TOTAL RETURN (FOR THE YEAR ENDED DECEMBER 31, 1998)

                                           CLASS A               CLASS B
                                         (COMMENCED            (COMMENCED
                                        OPERATIONS ON         OPERATIONS ON
                                     SEPTEMBER 16, 1996)   SEPTEMBER 16, 1996)   S&P 500 INDEX*
-----------------------------------------------------------------------------------------------
 PAST ONE YEAR                             53.90%                53.52%              28.57%
-----------------------------------------------------------------------------------------------
 SINCE INCEPTION                           42.83%                42.51%              31.38%

THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.
*THE S&P 500 IS A STOCK INDEX COMPRISED OF 500 LARGE-CAP U.S. COMPANIES WITH
 MARKET CAPITALIZATION OF $1 BILLION OR MORE. THESE 500 COMPANIES ARE A REPRESENTATIVE SAMPLE OF SOME 100 INDUSTRIES, CHOSEN MAINLY FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.

--------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
ADDITIONAL RISK FACTORS AND INFORMATION
-------------------------------------------------------------------------------

THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATED TO THE PORTFOLIOS. THE PORTFOLIOS' INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ABOUT HOW TO OBTAIN A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

PRICE VOLATILITY
The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular industries and companies. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown superior gains, although they tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.

FOREIGN INVESTING
To the extent that a Portfolio invests in foreign countries, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, a Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of a Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These risks may be intensified for the Technology Portfolio's investments in emerging markets countries. MSDW Investment Management may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, MSDW Investment Management cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

DERIVATIVES
The Portfolios may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and
(iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, a Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, a Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

A Portfolio will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to a Portfolio, if MSDW Investment Management is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the Statement of Additional Information for more about the risks of different types of derivatives.

BANK INVESTORS
An investment in a Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

YEAR 2000 RISK
The advisory and distribution services that MSDW Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley") provide to the Fund depend on the smooth operation of their computer systems. Many computer and software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. MSDW Investment Management and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. MSDW Investment Management and Morgan Stanley are monitoring their remedial efforts, but there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolios' investments may be adversely affected.

TEMPORARY DEFENSIVE
INVESTMENTS
When MSDW Investment Management believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If MSDW Investment Management incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

PORTFOLIO TURNOVER
Consistent with its investment policies, a Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIOS
-------------------------------------------------------------------------------

The Securities and Exchange Commission (the "Commission") requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers and/or expense reimbursements from MSDW Investment Management.

1998 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)*

                              EQUITY          FOCUS                                        VALUE
                              GROWTH          EQUITY       SMALL COMPANY GROWTH           EQUITY                TECHNOLOGY
                            PORTFOLIO       PORTFOLIO            PORTFOLIO               PORTFOLIO               PORTFOLIO
                                 -----------------------------------------------------------------------------------------
MANAGEMENT FEES
--------------------------------------------------------------------------------------------------------------------------------
 CLASS A                      0.60%           0.80%                1.00%                   0.50%                   1.00%
--------------------------------------------------------------------------------------------------------------------------------
 CLASS B                      0.60%           0.80%                1.00%                   0.50%                   1.00%
12b-1 FEE
--------------------------------------------------------------------------------------------------------------------------------
 CLASS A                       NONE            NONE                NONE                    NONE                    NONE
--------------------------------------------------------------------------------------------------------------------------------
 CLASS B                      0.25%           0.25%                0.25%                   0.25%                   0.25%
OTHER EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
 CLASS A                      0.20%           0.23%                0.35%                   0.32%                   0.82%
--------------------------------------------------------------------------------------------------------------------------------
 CLASS B                      0.20%           0.23%                0.35%                   0.32%                   0.83%
TOTAL ANNUAL FUND OPERATING
EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
 CLASS A                      0.80%           1.03%                1.35%                   0.82%                   1.82%
--------------------------------------------------------------------------------------------------------------------------------
 CLASS B                      1.05%           1.28%                1.60%                   1.07%                   2.08%

*THE MANAGEMENT FEES FOR THE PORTFOLIOS SHOWN IN THE TABLE ABOVE ARE THE HIGHEST THAT COULD BE CHARGED. THIS TABLE DOES NOT SHOW THE EFFECTS OF MSDW INVESTMENT MANAGEMENT'S VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS.

MSDW INVESTMENT MANAGEMENT HAS VOLUNTARILY AGREED TO REDUCE ITS MANAGEMENT FEE AND/OR REIMBURSE THE PORTFOLIO, SO THAT TOTAL ANNUAL OPERATING EXPENSES WILL NOT EXCEED 0.80% FOR CLASS A SHARES AND 1.05% FOR CLASS B SHARES OF THE EQUITY GROWTH PORTFOLIO; 1.00% FOR CLASS A SHARES AND 1.25% FOR CLASS B SHARES OF THE FOCUS EQUITY PORTFOLIO; 1.25% FOR CLASS A SHARES AND 1.50% FOR CLASS B SHARES OF THE SMALL COMPANY GROWTH AND TECHNOLOGY PORTFOLIOS; AND 0.70% FOR CLASS A SHARES AND 0.95% FOR CLASS B SHARES OF THE VALUE EQUITY PORTFOLIO.

IN DETERMINING THE ACTUAL AMOUNT OF VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT FOR A PORTFOLIO, IF ANY, CERTAIN INVESTMENT RELATED EXPENSES, SUCH AS FOREIGN COUNTRY TAX EXPENSE AND INTEREST EXPENSE ON BORROWING ARE EXCLUDED FROM ANNUAL OPERATING EXPENSES. IF THESE EXPENSES WERE INCURRED, THE PORTFOLIOS' TOTAL OPERATING EXPENSES AFTER VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS COULD EXCEED THE EXPENSE RATIOS SHOWN ABOVE.

FOR THE YEAR ENDED DECEMBER 31, 1998, AFTER GIVING EFFECT TO MSDW INVESTMENT MANAGEMENT'S VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSES REIMBURSEMENT, THE TOTAL OPERATING EXPENSES, EXCLUDING CERTAIN INVESTMENT RELATED EXPENSES, INCURRED BY INVESTORS WERE: EQUITY GROWTH PORTFOLIO CLASS A -- 0.80%, CLASS B -- 1.05%; FOCUS EQUITY PORTFOLIO CLASS A -- 1.01%, CLASS B -- 1.26%; SMALL COMPANY GROWTH PORTFOLIO CLASS A -- 1.25%, CLASS B -- 1.50%; VALUE EQUITY PORTFOLIO CLASS A -- 0.70%, CLASS B -- 0.95%; TECHNOLOGY PORTFOLIO CLASS A -- 1.29%, CLASS B -- 1.55%.

FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS ARE VOLUNTARY AND MSDW INVESTMENT MANAGEMENT RESERVES THE RIGHT TO TERMINATE ANY WAIVER AND/OR REIMBURSEMENT AT ANY TIME AND WITHOUT NOTICE.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS HAVING SIMILAR INVESTMENT OBJECTIVES.

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
EQUITY GROWTH PORTFOLIO
----------------------------------------------------------------------
 CLASS A                          $82      $255      $444      $990
----------------------------------------------------------------------
 CLASS B                         $107      $334      $579     $1,283
FOCUS EQUITY PORTFOLIO
----------------------------------------------------------------------
 CLASS A                         $105      $328      $569     $1,259
----------------------------------------------------------------------
 CLASS B                         $130      $406      $702     $1,545
SMALL COMPANY GROWTH PORTFOLIO
----------------------------------------------------------------------
 CLASS A                         $137      $428      $739     $1,624
----------------------------------------------------------------------
 CLASS B                         $163      $505      $871     $1,900
VALUE EQUITY PORTFOLIO
----------------------------------------------------------------------
 CLASS A                          $84      $262      $455     $1,014
----------------------------------------------------------------------
 CLASS B                         $109      $340      $590     $1,306
TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------
 CLASS A                         $185      $573      $985     $2,137
----------------------------------------------------------------------
 CLASS B                         $211      $652     $1,119    $2,410

--------------------------------------------------------------------------------
INVESTMENT ADVISER
-------------------------------------------------------------------------------

Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management and Morgan Stanley. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. At December 31, 1998, MSDW Investment Management, together with its affiliated institutional asset management companies, managed assets of approximately $163.4 billion, including assets under fiduciary advice.

-------------------------------------------------------------------------------
MANAGEMENT FEES
-------------------------------------------------------------------------------

For the year ended December 31, 1998, MSDW Investment Management received from each Portfolio the management fee set forth in the table below:

                             EQUITY GROWTH           FOCUS           SMALL COMPANY
                                               EQUITY PORTFOLIO                          VALUE EQUITY         TECHNOLOGY
                               PORTFOLIO                           GROWTH PORTFOLIO        PORTFOLIO           PORTFOLIO
                               -----------------------------------------------------------------------------------------
 MANAGEMENT FEE            CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                           -------------------------------------------------------------------------------------------------
 PAID IN FISCAL YEAR
 ENDED DECEMBER 31, 1998    0.60%     0.60%     0.78%     0.78%     0.90%     0.90%     0.39%     0.39%     0.48%     0.48%
 (NET OF WAIVERS AND AS A
 PERCENTAGE OF AVERAGE
 NET ASSETS)

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

THE FOLLOWING INDIVIDUALS HAVE PRIMARY DAY-TO-DAY PORTFOLIO MANAGEMENT RESPONSIBILITY FOR THE PORTFOLIOS:

EQUITY GROWTH PORTFOLIO
PHILIP W. FRIEDMAN, MARGARET K. JOHNSON AND WILLIAM S. AUSLANDER
Philip W. Friedman is a Managing Director of MSDW Investment Management and Morgan Stanley and is head of the Institutional Equity Group of MSDW Investment Management. In addition to portfolio management, his equity research responsibilities include capital goods, consumer durables, multi-industry and transportation. Prior to joining MSDW Investment Management in 1997, he was the North American Director of Equity Research at Morgan Stanley. From 1990 to 1995, he was a member of Morgan Stanley's Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (PHI BETA KAPPA AND SUMMA CUM LAUDE) in Economics. He also holds a Masters of Management from the J.L. Kellogg School of Management at Northwestern University. Margaret K. Johnson is a Principal of MSDW Investment Management and Morgan Stanley and a Portfolio Manager in the Institutional Equity Group. She joined MSDW Investment Management in 1984. She holds a B.A. degree from Yale College and is a Chartered Financial Analyst. William S. Auslander is a Principal of MSDW Investment Management and Morgan Stanley and a Portfolio Manager in the Institutional Equity Group. He joined MSDW Investment Management in 1995 as an equity analyst in the Institutional Equity Group. Prior to joining MSDW Investment Management, he worked at Icahn & Co. for nine years as an equity analyst. He graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University. Margaret K. Johnson has shared primary responsibility for managing the Portfolio's assets since its inception. Messrs. Friedman and Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998.

FOCUS EQUITY PORTFOLIO
PHILIP W. FRIEDMAN AND WILLIAM S. AUSLANDER
Information about Philip W. Friedman and William S. Auslander is included under the Equity Growth Portfolio above. Messrs. Friedman and Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998.

SMALL COMPANY GROWTH PORTFOLIO
ALEXANDER L. UMANSKY AND DENNIS P. LYNCH
Alexander L. Umansky is a Vice President of MSDW Investment Management and Morgan Stanley and a Portfolio Manager in the Institutional Equity Group. He joined MSDW Investment Management in 1994 as a Compliance Analyst and in 1996, he became a research analyst in the Institutional Equity Group focusing primarily on technology. Prior to joining MSDW Investment Management, Mr. Umansky was a financial analyst in Morgan Stanley's Global Risk Management department. He graduated from New York University's Stern School of Business with a B.S. in Computer Science and Finance. Dennis P. Lynch joined MSDW Investment Management in 1998 as a Research Analyst. Prior to joining MSDW Investment Management, Mr. Lynch worked as a research analyst for JP Morgan Securities from 1994 to 1996. He earned a B.A. from Hamilton College in 1993 and an M.B.A. with honors from Columbia University in 1998. Messrs. Umansky and Lynch have shared primary responsibility for managing the Portfolio's assets since January 1999.

VALUE EQUITY PORTFOLIO
STEPHEN C. SEXAUER
Stephen C. Sexauer is a Principal of MSDW Investment Management and Morgan Stanley and is a Portfolio Manager in the Institutional Equity Group of MSDW Investment Management. In addition to portfolio management, his equity research responsibilities include telecommunications, technology, finance and utilities. Mr. Sexauer joined MSDW Investment Management in 1989 after three years as Vice President at Salomon Brothers. Previously, he was with Merrill Lynch Economics and Wharton Econometrics. Mr. Sexauer received a B.S. in Economics from the University of Illinois and an M.B.A. in Economics and Statistics from the University of Chicago. Mr. Sexauer has had primary responsibility for managing the Portfolio's assets since January 1992.

TECHNOLOGY PORTFOLIO
ALEXANDER L. UMANSKY AND STEPHEN C. SEXAUER
Information about Alexander L. Umansky is included under the Small Company Growth Portfolio above. Information about Stephen C. Sexauer is included under the Value Equity Portfolio above. Messrs. Umansky and Sexauer have had primary responsibility for managing the Portfolio's assets since September 1998 and January 1998, respectively.

-------------------------------------------------------------------------------
DISTRIBUTION OF PORTFOLIO SHARES
-------------------------------------------------------------------------------

Morgan Stanley is the exclusive Distributor of Class A shares and Class B shares of each Portfolio. Morgan Stanley receives no compensation for distributing Class A shares of the Portfolios. The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (the "Plan"). Under the Plan, each Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

-------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------
ABOUT NET ASSET VALUE
The net asset value ("NAV") per share of a class of shares of a Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolios may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

PRICING OF PORTFOLIO SHARES
You may buy or sell (redeem) Class A and Class B shares of each Portfolio at the net asset value next determined for the class after receipt of your order. The Fund determines net asset value as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

HOW TO PURCHASE SHARES
You may purchase Class A shares and Class B shares of each Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the NYSE is open.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio, except that the minimum initial investment is $250,000 for Class A shares and $50,000 for Class B shares of the Technology Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, the Fund will notify you. Your account may be subject to involuntary conversion from Class A shares to Class B shares or involuntary redemption in the case of Class B shares if the value of your account remains below the minimum initial investment amount for 60 consecutive days. MSDW Investment Management may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.

You may arrange to purchase shares directly from the Fund by calling 1-800-548-7786 or by returning a completed Account Registration Form with payment for your purchase. The price you pay will be the net asset value calculated at the Pricing Time following receipt of your purchase order and payment.

To purchase shares through the Distributor or a Financial Intermediary, you should contact the Distributor or your Financial Intermediary for details. Generally, the price of shares purchased through the Distributor or a Financial Intermediary is the price calculated at the next Pricing Time after the Fund receives your order from the Distributor or your Financial Intermediary. Certain Financial Intermediaries have made arrangements with the Fund so that you may purchase shares at the price calculated at the next Pricing Time after your Financial Intermediary receives your purchase order. Your Financial Intermediary may charge an additional service or transaction fee.

HOW TO REDEEM SHARES
You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How to purchase shares." The redemption price will be the net asset value per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven business days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, a Portfolio may pay redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

EXCHANGE FEATURES
You may exchange Portfolio shares for shares of other available portfolios of the Fund. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange. The Fund currently consists of the following portfolios:

U.S. EQUITY                               GLOBAL AND INTERNATIONAL EQUITY
Focus Equity Portfolio                    Active International Allocation
Small Company Growth Portfolio            Portfolio
Equity Growth Portfolio                   Asian Real Estate Portfolio
MicroCap Portfolio+                       Asian Equity Portfolio
Technology Portfolio                      China Growth Portfolio+
U.S. Equity Plus Portfolio                Emerging Markets Portfolio
U.S. Real Estate Portfolio                European Equity Portfolio
Value Equity Portfolio                    European Real Estate Portfolio
                                          Global Equity Portfolio
                                          Gold Portfolio+
FIXED INCOME                              International Equity Portfolio*
Emerging Markets Debt Portfolio           International Magnum Portfolio
Fixed Income Portfolio                    International Small Cap Portfolio
Global Fixed Income Portfolio             Japanese Equity Portfolio
High Yield Portfolio                      Latin American Portfolio
Mortgage-Backed Securities Portfolio+
Municipal Bond Portfolio                  MONEY MARKET
                                          Money Market Portfolio
                                          Municipal Money Market Portfolio

*PORTFOLIO IS CURRENTLY CLOSED TO NEW INVESTORS

+PORTFOLIO IS NOT OPERATIONAL

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Therefore, the Fund may bar a shareholder who trades excessively from making further exchanges or purchases.

DIVIDENDS AND DISTRIBUTIONS
It is the policy of each of the Equity Growth, Focus Equity and Value Equity Portfolios to distribute to shareholders substantially all of its taxable net investment income in the form of a quarterly dividend. It is the policy of each of the Small Company Growth and Technology Portfolios to distribute to shareholders substantially all of its taxable net investment income in the form of an annual dividend. Each Portfolio's policy is to distribute to shareholders net capital gains on an annual basis.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES
The dividends and distributions you receive from a Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains distributions are taxed at a maximum rate of 20%, and short-term capital gains distributions are taxed at ordinary income rates. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of a Portfolio, you will be subject to tax on any gains you earn based on your holding period for the shares. An exchange of shares of a Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the financial performance of the Class A shares and Class B shares of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's Statement of Additional Information and are included in the Fund's December 31, 1998 Annual Report to Shareholders. The Annual Report and the financial statements therein, as well as the Statement of Additional Information, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
EQUITY GROWTH PORTFOLIO
-------------------------------------------------------------------------------

                                                                  CLASS A
                                          --------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31,
                                          --------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS          1998        1997        1996        1995        1994
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $   16.93   $   14.94   $   14.14   $   12.02   $  12.14
                                          ---------   ---------   ---------   ---------   --------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                     0.04        0.06        0.17        0.22       0.17
 NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS                                 3.17        4.48        4.07        4.93       0.21
                                          ---------   ---------   ---------   ---------   --------
    TOTAL FROM INVESTMENT OPERATIONS           3.21        4.54        4.24        5.15       0.38
                                          ---------   ---------   ---------   ---------   --------
DISTRIBUTIONS
 NET INVESTMENT INCOME                        (0.03)      (0.06)      (0.17)      (0.28)     (0.13)
 IN EXCESS OF NET INVESTMENT INCOME              --       (0.00)+        --          --         --
 NET REALIZED GAIN                            (0.64)      (2.49)      (3.27)      (2.75)     (0.37)
 IN EXCESS OF NET REALIZED GAIN               (0.43)         --          --          --         --
                                          ---------   ---------   ---------   ---------   --------
    TOTAL DISTRIBUTIONS                       (1.10)      (2.55)      (3.44)      (3.03)     (0.50)
                                          ---------   ---------   ---------   ---------   --------
NET ASSET VALUE, END OF PERIOD            $   19.04   $   16.93   $   14.94   $   14.14   $  12.02
                                          ---------   ---------   ---------   ---------   --------
                                          ---------   ---------   ---------   ---------   --------
TOTAL RETURN                                  19.04%      31.32%      30.97%      45.02%      3.26%
                                          ---------   ---------   ---------   ---------   --------
                                          ---------   ---------   ---------   ---------   --------
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)      $784,565    $591,789    $352,703    $158,112    $97,259
RATIO OF EXPENSES TO AVERAGE NET ASSETS
(1)                                            0.80%       0.80%       0.80%       0.80%      0.80%
RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET
  ASSETS (1)                                   0.22%       0.35%       1.12%       1.57%      1.44%
PORTFOLIO TURNOVER RATE                         156%        177%        186%        186%       146%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE
   LIMITATION DURING
     THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT
     INCOME                                   $0.00+      $0.00+      $0.01       $0.01      $0.01
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS            0.80%       0.82%       0.88%       0.88%      0.89%
     NET INVESTMENT INCOME TO AVERAGE
     NET
       ASSETS                                  0.22%       0.33%       1.04%       1.49%      1.35%
--------------------------------------------------------------------------------------------------

                                                           CLASS B
                                          ------------------------------------------
                                                                    PERIOD FROM
                                          YEAR ENDED DECEMBER        JANUARY 2,
                                                  31,                1996*** TO
                                          -------------------       DECEMBER 31,
                                            1998       1997             1996
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $  16.91   $  14.92               $ 14.22
                                          --------   --------               -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (2)                    0.00+      0.04                  0.13
 NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS                                  3.15       4.46                  3.99
                                          --------   --------               -------
    TOTAL FROM INVESTMENT OPERATIONS          3.15       4.50                  4.12
                                          --------   --------               -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                       (0.02)     (0.02)                (0.15)
 NET REALIZED GAIN                           (0.64)     (2.49)                (3.27)
 IN EXCESS OF NET REALIZED GAIN              (0.43)        --                    --
                                          --------   --------               -------
    TOTAL DISTRIBUTIONS                      (1.09)     (2.51)                (3.42)
                                          --------   --------               -------
NET ASSET VALUE, END OF PERIOD            $  18.97   $  16.91               $ 14.92
                                          --------   --------               -------
                                          --------   --------               -------
TOTAL RETURN                                 18.71%     31.05%                29.92%
                                          --------   --------               -------
                                          --------   --------               -------
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)      $83,330    $27,879                $5,498
RATIO OF EXPENSES TO AVERAGE NET ASSETS
(2)                                           1.05%      1.05%                 1.05%**
RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS (2)                       (0.02)%     0.10%                 0.91%**
PORTFOLIO TURNOVER RATE                        156%       177%                  186%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT
     INCOME                                  $0.00+     $0.01                 $0.01
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS           1.05%      1.07%                 1.12%**
     NET INVESTMENT INCOME TO AVERAGE
     NET ASSETS                              (0.02)%     0.08%                 0.84%**
------------------------------------------------------------------------------------

 **ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996. +AMOUNT IS LESS THAN $0.01 PER SHARE.

----------------------------
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
FOCUS EQUITY PORTFOLIO
-------------------------------------------------------------------------------

                                                                              CLASS A
                                                         -------------------------------------------------
                                                                                             PERIOD FROM
                                                                                               MARCH 8,
                                                             YEAR ENDED DECEMBER 31,           1995* TO
                                                         --------------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                         1998        1997        1996          1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   15.78   $   14.43   $  12.17          $10.00
                                                         ---------   ---------   --------   --------------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                                    0.00+       0.01       0.18            0.15
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS              2.42        4.58       4.73            3.95
                                                         ---------   ---------   --------   --------------
    TOTAL FROM INVESTMENT OPERATIONS                          2.42        4.59       4.91            4.10
                                                         ---------   ---------   --------   --------------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                          --       (0.01)     (0.17)          (0.15)
 IN EXCESS OF NET INVESTMENT INCOME                             --       (0.00)+       --              --
 NET REALIZED GAIN                                           (0.38)      (3.23)     (2.48)          (1.78)
 IN EXCESS OF NET REALIZED GAIN                              (0.32)         --         --              --
                                                         ---------   ---------   --------   --------------
    TOTAL DISTRIBUTIONS                                      (0.70)      (3.24)     (2.65)          (1.93)
                                                         ---------   ---------   --------   --------------
NET ASSET VALUE, END OF PERIOD                           $   17.50   $   15.78   $  14.43          $12.17
                                                         ---------   ---------   --------   --------------
                                                         ---------   ---------   --------   --------------
TOTAL RETURN                                                 15.35%      33.31%     40.90%          41.25%
                                                         ---------   ---------   --------   --------------
                                                         ---------   ---------   --------   --------------
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                     $130,734    $155,087    $68,480         $28,548
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)                   1.01%       1.02%      1.00%           1.00%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDING
  DIVIDEND EXPENSE ON SECURITIES SOLD SHORT                   1.00%       1.00%       N/A             N/A
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
  ASSETS (1)                                                  0.01%       0.08%      1.26%           1.64%**
PORTFOLIO TURNOVER RATE                                        373%        302%       380%            309%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE
     PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME              $0.01       $0.01      $0.03           $0.06
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                           1.03%       1.08%      1.24%           1.59%**
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS             (0.01)%      0.02%      1.02%           1.05%**
----------------------------------------------------------------------------------------------------------

                                                        CLASS B
                                          ------------------------------------
                                                                 PERIOD FROM
                                          YEAR ENDED DECEMBER     JANUARY 2,
                                                  31,             1996*** TO
                                          -------------------    DECEMBER 31,
                                            1998       1997          1996
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $  15.72   $  14.42         $ 12.25
                                          --------   --------         -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (LOSS) (2)            (0.06)     (0.01)           0.13
 NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS                                  2.44       4.55            4.67
                                          --------   --------         -------
    TOTAL FROM INVESTMENT OPERATIONS          2.38       4.54            4.80
                                          --------   --------         -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                          --      (0.01)          (0.15)
 IN EXCESS OF NET INVESTMENT INCOME             --      (0.00)+            --
 NET REALIZED GAIN                           (0.38)     (3.23)          (2.48)
 IN EXCESS OF NET REALIZED GAIN              (0.32)        --              --
                                          --------   --------         -------
    TOTAL DISTRIBUTIONS                      (0.70)     (3.24)          (2.63)
                                          --------   --------         -------
NET ASSET VALUE, END OF PERIOD            $  17.40   $  15.72         $ 14.42
                                          --------   --------         -------
                                          --------   --------         -------
TOTAL RETURN                                 15.15%     32.90%          39.72%
                                          --------   --------         -------
                                          --------   --------         -------
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)      $16,682    $18,277          $8,805
RATIO OF EXPENSES TO AVERAGE NET ASSETS
(2)                                           1.26%      1.27%           1.25%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS
EXCLUDING DIVIDEND EXPENSE
  ON SECURITIES SOLD SHORT                    1.25%      1.25%            N/A
RATIO OF NET INVESTMENT INCOME (LOSS) TO
AVERAGE NET ASSETS (2)                       (0.26)%    (0.18)%          0.95%**
PORTFOLIO TURNOVER RATE                        373%       302%            380%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT
     INCOME (LOSS)                           $0.00+     $0.00+          $0.03
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS           1.28%      1.33%           1.47%**
     NET INVESTMENT INCOME (LOSS) TO
     AVERAGE NET ASSETS                      (0.28)%    (0.24)%          0.73%**
------------------------------------------------------------------------------

  *COMMENCEMENT OF OPERATIONS
 **ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996. +AMOUNT IS LESS THAN $0.01 PER SHARE.

----------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO
-------------------------------------------------------------------------------

                                                                                CLASS A
                                                         ------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                         1998       1997       1996       1995        1994
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   7.72   $  13.50   $  21.49   $   16.12   $   16.22
                                                         --------   --------   --------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (LOSS) (1)                            0.09      (0.07)     (0.19)      (0.18)      (0.09)
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                               1.97       1.09       0.89        5.55       (0.01)
                                                         --------   --------   --------   ---------   ---------
    TOTAL FROM INVESTMENT OPERATIONS                         2.06       1.02       0.70        5.37       (0.10)
                                                         --------   --------   --------   ---------   ---------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                      (0.09)        --         --          --          --
 NET REALIZED GAIN                                          (1.62)     (6.80)     (8.69)         --          --
                                                         --------   --------   --------   ---------   ---------
    TOTAL DISTRIBUTIONS                                     (1.71)     (6.80)     (8.69)         --          --
                                                         --------   --------   --------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                           $   8.07   $   7.72   $  13.50   $   21.49   $   16.12
                                                         --------   --------   --------   ---------   ---------
                                                         --------   --------   --------   ---------   ---------
TOTAL RETURN                                                27.54%     11.36%      3.72%      33.31%      (0.62)%
                                                         --------   --------   --------   ---------   ---------
                                                         --------   --------   --------   ---------   ---------
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                     $73,276    $57,777    $62,793    $119,378    $117,669
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)                  1.25%      1.25%      1.25%       1.25%       1.25%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
  NET ASSETS (1)                                             1.06%     (0.87)%    (0.88)%     (0.76)%     (0.61)%
PORTFOLIO TURNOVER RATE                                       331%       228%        33%         25%         24%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING
     THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT LOSS               $0.01      $0.01      $0.01      $0.003      $0.002
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                          1.35%      1.34%      1.30%       1.26%       1.26%
     NET INVESTMENT INCOME (LOSS) TO AVERAGE NET
       ASSETS                                                0.96%     (0.95)%    (0.92)%     (0.77)%     (0.62)%
---------------------------------------------------------------------------------------------------------------

                                                       CLASS B
                                          ----------------------------------
                                                               PERIOD FROM
                                             YEAR ENDED         JANUARY 2,
                                            DECEMBER 31,        1996*** TO
                                          -----------------    DECEMBER 31,
                                           1998      1997          1996
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $  7.63   $ 13.45         $ 21.47
                                          -------   -------         -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (LOSS) (2)            0.09     (0.06)          (0.15)
 NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS                                 1.90      1.04            0.82
                                          -------   -------         -------
    TOTAL FROM OPERATIONS                    1.99      0.98            0.67
                                          -------   -------         -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                      (0.07)       --              --
 NET REALIZED GAIN                          (1.62)    (6.80)          (8.69)
                                          -------   -------         -------
    TOTAL DISTRIBUTIONS                     (1.69)    (6.80)          (8.69)
                                          -------   -------         -------
NET ASSET VALUE, END OF PERIOD            $  7.93   $  7.63         $ 13.45
                                          -------   -------         -------
                                          -------   -------         -------
TOTAL RETURN                                26.86%    11.13%           3.58%
                                          -------   -------         -------
                                          -------   -------         -------
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)      $1,282    $1,313          $3,997
RATIO OF EXPENSES TO AVERAGE NET ASSETS
(2)                                          1.50%     1.50%           1.50%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
AVERAGE NET ASSETS (2)                       0.88%    (1.12)%         (1.09)%**
PORTFOLIO TURNOVER RATE                       331%      228%             33%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE
   PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT
     LOSS                                   $0.01    $0.00+           $0.01
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS          1.60%     1.58%           1.54%**
     NET INVESTMENT INCOME (LOSS) TO
     AVERAGE NET ASSETS                      0.78%    (1.21)%         (1.14)%**
----------------------------------------------------------------------------

 **ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996. +AMOUNT IS LESS THAN $0.01 PER SHARE.

----------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
VALUE EQUITY PORTFOLIO
-------------------------------------------------------------------------------

                                                                 CLASS A
                                          ------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS          1998       1997       1996        1995        1994
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $  13.62   $  13.89   $   13.94   $   11.50   $  12.63
                                          --------   --------   ---------   ---------   --------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                    0.20       0.35        0.41        0.38       0.40
 NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                               0.98       3.51        2.27        3.30      (0.55)
                                          --------   --------   ---------   ---------   --------
    TOTAL FROM INVESTMENT OPERATIONS          1.18       3.86        2.68        3.68      (0.15)
                                          --------   --------   ---------   ---------   --------
DISTRIBUTIONS
 NET INVESTMENT INCOME                       (0.21)     (0.35)      (0.41)      (0.47)     (0.40)
 NET REALIZED GAIN                           (3.81)     (3.78)      (2.32)      (0.77)     (0.58)
                                          --------   --------   ---------   ---------   --------
    TOTAL DISTRIBUTIONS                      (4.02)     (4.13)      (2.73)      (1.24)     (0.98)
                                          --------   --------   ---------   ---------   --------
NET ASSET VALUE, END OF PERIOD            $  10.78   $  13.62   $   13.89   $   13.94   $  11.50
                                          --------   --------   ---------   ---------   --------
                                          --------   --------   ---------   ---------   --------
TOTAL RETURN                                  8.79%     29.20%      19.73%      33.69%     (1.29)%
                                          --------   --------   ---------   ---------   --------
                                          --------   --------   ---------   ---------   --------
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)      $57,543    $86,054    $106,128    $147,365    $73,406
RATIO OF EXPENSES TO AVERAGE NET ASSETS
(1)                                           0.70%      0.70%       0.70%       0.70%      0.70%
RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS (1)                        1.36%      2.15%       2.62%       3.01%      3.37%
PORTFOLIO TURNOVER RATE                        153%        36%         42%         43%        33%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE
     LIMITATION DURING THEPERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT
     INCOME                                  $0.02      $0.02       $0.01       $0.01      $0.01
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS           0.82%      0.80%       0.78%       0.77%      0.80%
     NET INVESTMENT INCOME TO AVERAGE
     NET ASSETS                               1.25%      2.06%       2.55%       2.94%      3.27%
------------------------------------------------------------------------------------------------

                                                        CLASS B
                                          ------------------------------------
                                                                PERIOD FROM
                                             YEAR ENDED          JANUARY 2,
                                            DECEMBER 31,         1996*** TO
                                          -----------------     DECEMBER 31,
                                           1998      1997           1996
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $ 13.59   $ 13.89   $         14.06
                                          -------   -------           -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (2)                   0.07      0.28              0.29
 NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS                                 1.08      3.51              2.25
                                          -------   -------           -------
    TOTAL FROM INVESTMENT OPERATIONS         1.15      3.79              2.54
                                          -------   -------           -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                      (0.17)    (0.31)            (0.39)
 NET REALIZED GAIN                          (3.81)    (3.78)            (2.32)
                                          -------   -------           -------
    TOTAL DISTRIBUTIONS                     (3.98)    (4.09)            (2.71)
                                          -------   -------           -------
NET ASSET VALUE, END OF PERIOD            $ 10.76   $ 13.59   $         13.89
                                          -------   -------           -------
                                          -------   -------           -------
TOTAL RETURN                                 8.59%    28.70%            18.57%
                                          -------   -------           -------
                                          -------   -------           -------
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)      $1,045    $2,246            $2,555
RATIO OF EXPENSES TO AVERAGE NET ASSETS
(2)                                          0.95%     0.95%             0.95%**
RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS (2)                       1.12%     1.86%             2.33%**
PORTFOLIO TURNOVER RATE                       153%       36%               42%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE
   PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT
     INCOME                                 $0.02     $0.01             $0.01
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS          1.07%     1.04%             1.03%**
     NET INVESTMENT INCOME TO AVERAGE
     NET ASSETS                              1.01%     1.77%             2.26%**
------------------------------------------------------------------------------

 **ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------

                                                         CLASS A
                                          -------------------------------------
                                                                  PERIOD FROM
                                          YEAR ENDED DECEMBER    SEPTEMBER 16,
                                                  31,              1996* TO
                                          -------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS         1998++      1997          1996
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $  11.73   $  10.71         $  10.00
                                          --------   --------          -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (LOSS) (1)            (0.13)      0.07            (0.02)
 NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS                                  6.45       3.75             0.73
                                          --------   --------          -------
    TOTAL FROM INVESTMENT OPERATIONS          6.32       3.82             0.71
                                          --------   --------          -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                          --      (0.26)              --
 NET REALIZED GAIN                           (0.07)     (1.28)              --
 IN EXCESS OF NET REALIZED GAIN                 --      (1.00)              --
 RETURN OF CAPITAL                              --      (0.26)              --
                                          --------   --------          -------
    TOTAL DISTRIBUTIONS                      (0.07)     (2.80)              --
                                          --------   --------          -------
NET ASSET VALUE, END OF PERIOD            $  17.98   $  11.73         $  10.71
                                          --------   --------          -------
                                          --------   --------          -------
TOTAL RETURN                                 53.90%     37.27%            7.10%
                                          --------   --------          -------
                                          --------   --------          -------
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)      $27,506    $31,788           $3,595
RATIO OF EXPENSES TO AVERAGE NET ASSETS
(1)                                           1.29%      1.25%            1.25%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS
EXCLUDING INTEREST EXPENSE                    1.25%       N/A              N/A
RATIO OF NET INVESTMENT LOSS TO AVERAGE
NET ASSETS (1)                               (0.95)%    (1.07)%          (0.70)%**
PORTFOLIO TURNOVER RATE                        265%       622%              77%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE
   LIMITATION DURING THEPERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT
     LOSS                                    $0.07      $0.08            $0.22
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS           1.82%      2.47%            8.51%**
     NET INVESTMENT INCOME (LOSS) TO
     AVERAGE NET ASSETS                      (1.47)%    (2.30)%          (7.96)%**
-------------------------------------------------------------------------------

                                                        CLASS B
                                          -----------------------------------
                                                                PERIOD FROM
                                             YEAR ENDED        SEPTEMBER 16
                                            DECEMBER 31,         1996* TO
                                          -----------------    DECEMBER 31,
                                          1998++     1997          1996
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $11.72    $ 10.71         $  10.00
                                          -------   -------          -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (LOSS) (2)          (0.16)      0.04            (0.02)
 NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS                                6.43       3.74             0.73
                                          -------   -------          -------
    TOTAL FROM INVESTMENT OPERATIONS        6.27       3.78             0.71
                                          -------   -------          -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                        --      (0.25)              --
 NET REALIZED GAIN                         (0.07)     (1.28)              --
 IN EXCESS OF NET REALIZED GAIN               --      (1.00)              --
 RETURN OF CAPITAL                            --      (0.24)              --
                                          -------   -------          -------
    TOTAL DISTRIBUTIONS                    (0.07)     (2.77)              --
                                          -------   -------          -------
NET ASSET VALUE, END OF PERIOD            $17.92    $ 11.72         $  10.71
                                          -------   -------          -------
                                          -------   -------          -------
TOTAL RETURN                               53.52%     36.90%            7.10%
                                          -------   -------          -------
                                          -------   -------          -------
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)     $  850    $ 2,394         $  1,487
RATIO OF EXPENSES TO AVERAGE NET ASSETS
(2)                                         1.55%      1.50%            1.50%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS
EXCLUDING INTEREST EXPENSE                  1.50%       N/A              N/A
RATIO OF NET INVESTMENT LOSS TO AVERAGE
NET ASSETS (2)                             (1.32)%    (1.41)%          (1.00)%**
PORTFOLIO TURNOVER RATE                      265%       622%              77%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE
   PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT
     LOSS                                  $0.07      $0.04            $0.19
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS         2.08%      2.72%            9.14%**
     NET INVESTMENT LOSS TO AVERAGE NET
     ASSETS                                (1.84)%    (2.63)%          (8.65)%**
-----------------------------------------------------------------------------

  *COMMENCEMENT OF OPERATIONS
 **ANNUALIZED
 ++PER SHARE AMOUNTS FOR THE YEAR ENDED DECEMBER 31, 1998 ARE BASED ON AVERAGE
   SHARES OUTSTANDING.

                                                     EQUITY GROWTH PORTFOLIO
                                                     FOCUS EQUITY PORTFOLIO
PORTFOLIOS OF [ICON] MORGAN STANLEY DEAN WITTER      SMALL COMPANY GROWTH
INSTITUTIONAL FUND, INC.                             PORTFOLIO
                                                     VALUE EQUITY PORTFOLIO
                                                     TECHNOLOGY PORTFOLIO

                           ACCOUNT REGISTRATION FORM

           ACCOUNT INFORMATION
                          If you need assistance in filling out this form for Morgan Stanley Dean Witter Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address on the back cover. Fill in where appropriate below.
                  REGISTRATION
                          / / INDIVIDUAL

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / CORPORATIONS, TRUSTS AND OTHERS Please call the
                              Fund for additional documents that may be required to set up account and to authorize transactions.

 --------------------------------------------------------------------------------------------------

  Type of Registration: / / Incorporated/ / Unincorporated Association/ / Partnership
/ / Uniform Gift/Transfer to Minor
    (ONLY ONE CUSTODIAN AND MINOR PERMITTED)
/ / Trust ------ / / Other (SPECIFY) ------

               MAILING ADDRESS
                          Please fill in completely, including telephone number(s).

                          / / UNITED STATES CITIZEN  / / RESIDENT ALIEN

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY            STATE             ZIP CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER      BUSINESS TELEPHONE NUMBER

                          / / NON-RESIDENT ALIEN
                            Permanent Address (WHERE YOU RESIDE PERMANENTLY FOR
                          TAX PURPOSES)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                COUNTRY               POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER

                            Current Mailing Address (IF DIFFERENT FROM PERMANENT
                          ADDRESS)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                COUNTRY               POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER
TAXPAYER IDENTIFICATION NUMBER
                          Enter your Taxpayer Identification Number. For most individual taxpayers, this is your Social Security Number.

                          / / INDIVIDUAL

                           --------------------------------- OR
                           ---------------------------------
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")
                           SOCIAL SECURITY NUMBER ("SSN")

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           --------------------------------- OR
                           ---------------------------------
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")
                           SOCIAL SECURITY NUMBER ("SSN")

                           --------------------------------- OR
                           ---------------------------------
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")
                           SOCIAL SECURITY NUMBER ("SSN")

                          For Custodian account of a minor (Uniform
                          Gifts/Transfers to Minor Acts), give the Social Security Number of the minor.

                          IMPORTANT TAX INFORMATION
                          You (as a payee) are required by law to provide us (as payor) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service ("IRS").
                            Backup withholding is not an additional tax; the tax
                          liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                            You may be notified that you are subject to backup
                          withholding under Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

   PORTFOLIO AND CLASS SECTION
                          Class A shares minimum $500,000 for each Portfolio ($250,000 for Technology Portfolio) and Class B shares minimum $100,000 for each Portfolio ($50,000 for Technology Portfolio).
                          Please indicate Portfolio, class and amount for purchase of the following Portfolio(s):

                 EQUITY GROWTH PORTFOLIO / / Class A Shares (058)  $--------- / / Class B Shares (036) $ ------
                  FOCUS EQUITY PORTFOLIO / / Class A Shares (084)  $--------- / / Class B Shares (088) $ ------
          SMALL COMPANY GROWTH PORTFOLIO / / Class A Shares (062)  $--------- / / Class B Shares (037) $ ------
                  VALUE EQUITY PORTFOLIO / / Class A Shares (064)  $--------- / / Class B Shares (039) $ ------
                    TECHNOLOGY PORTFOLIO / / Class A Shares (091)  $--------- / / Class B Shares (092) $ ------
                                        Total Initial Investment  $---------

          METHOD OF INVESTMENT
                          Please indicate Portfolio and manner of payment.

                          / / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

                          / / Exchange $
                          --------------------------------

                          From
                          --------------------------------
                          --------------------------------
                                   NAME OF PORTFOLIO        ACCOUNT NUMBER

                          Account previously established by:

                          / / Phone exchange / / Wire on
                          --------------------------------
                          --------------------------------
                                     DATE                         ACCOUNT NUMBER
                                               (PREVIOUSLY ASSIGNED BY THE FUND)

           DISTRIBUTION OPTION
                          Income dividends and capital gains distributions (if any) to be reinvested in additional shares unless either box below is checked.

                          / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.

                          / / Income dividends and capital gains distributions (if any) to be paid in cash.
          TELEPHONE REDEMPTION
                          Please select at time of initial application if you wish to redeem or exchange shares by telephone. A SIGNATURE GUARANTEE IS REQUIRED IF BANK ACCOUNT IS NOT REGISTERED IDENTICALLY TO YOUR FUND ACCOUNT.

                          TELEPHONE REQUESTS FOR REDEMPTIONS OR EXCHANGE WILL NOT BE HONORED UNLESS THE BOX IS CHECKED.

/ /        I/we hereby authorize the Fund and its agents to honor any telephone requests to wire redemption proceeds to the
           commercial bank indicated at right and/or mail redemption       --------
           proceeds to the name and address in which my/our fund account   NAME OF COMMERCIAL BANK (NOT SAVINGS
           is registered if such requests are believed to be authentic.    BANK)
           The Fund and the Fund's Transfer Agent will employ reasonable   --------
           procedures to confirm that instructions communicated by         BANK ACCOUNT NUMBER
           telephone are genuine. These procedures include requiring the   --------
           investor to provide certain personal identification             BANK ABA NUMBER
           information at the time an account is opened and prior to       --------
           effecting each transaction requested by telephone. In           NAME(S) IN WHICH YOUR BANK ACCOUNT IS
           addition, all telephone transaction requests will be recorded   ESTABLISHED
           and investors may be required to provide additional telecopied  --------
           written instructions of transaction requests. Neither the Fund  BANK'S STREET ADDRESS
           nor the Transfer Agent will be responsible for any loss,        --------
           liability, cost or expense for following instructions received  CITY STATE ZIP CODE by telephone that it reasonably believes to be genuine.

       INTERESTED PARTY OPTION
                          / / In addition to the account statement sent to
                              my/our registered address, I/we hereby authorize the Fund to mail duplicate statements to the name and address provided below.

                           -----------------------------------------------------
                           NAME               STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                          STATE ZIP CODE

            DEALER INFORMATION

                          --------------------------------------------------
                          REPRESENTATIVE NAME  REPRESENTATIVE NUMBER    BRANCH
                          NUMBER
      SIGNATURE OF ALL HOLDERS
    AND TAXPAYER CERTIFICATION
                          The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of Morgan Stanley Dean Witter Institutional Fund, Inc. and agree to be bound by its terms. By signing this application, I/we hereby certify under penalties of perjury that the information on this application is complete and correct and that as required by federal law (please check applicable boxes below):
                          U.S. CITIZEN(S)/TAXPAYER(S):
                          / / I/We certify that (1) the number(s) shown above on
                              this form is/are the correct SSN(s) or TIN(s) and
                              (2) I/we are not subject to any backup withholding either because (a) I/we are exempt from backup withholding; (b) I/we have not been notified by the IRS that I/we are subject to backup withholding as a result of a failure to report all interest or dividends; or (c) the IRS has notified me/us that I am/we are no longer subject to backup withholding.
                          / / If no TIN(s) or SSN(s) has/have been provided
                              above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN and I/we understand that if I/we do not provide either number to Chase Global Funds Services Company ("CGFSC") within 60 days of the date of this application or if I/we fail to furnish my/ our correct SSN(s) or TIN(s), I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9). You may request such form by calling CGFSC at 800-282-4404.
                          NON-U.S. CITIZEN(S)/TAXPAYER(S):
                          / / Under penalties of perjury, I/we certify that I/we
                              are not U.S. citizens or residents and I/we are exempt foreign persons as defined by the Internal Revenue Service.
                          The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
                 SIGN HERE -->
                          --------------------------------
                          --------------------------------
                          SIGNATURE     DATE
                          SIGNATURE (IF JOINT ACCOUNT, BOTH MUST
                          SIGN)  DATE

-------------------------------------------------------------------------------
WHERE TO FIND ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
In addition to this Prospectus, the Fund has a Statement of Additional Information, dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

SHAREHOLDER REPORTS
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about each Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Fund's Portfolios, please call 1-800-548-7786.

You may obtain the Statement of Additional Information and shareholder reports without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the Statement of Additional Information, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.

[LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
P.O. Box 2798
Boston, Massachusetts 02208-2798

FOR INFORMATION CALL 1-800-548-7786